Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Profit for the period	R$ 8,462,059	R$ 9,579,563	R$ 3,523,531
Items which will be subsequently reclassified to the income statement:	(162,261)	133,977	(31,281)
Retained earnings (accumulated losses) on cash flow hedge, net of taxes	8,350	(8,350)
Actuarial retained earnings (accumulated losses) on Defined Benefit Plans, net of taxes	(170,611)	142,327	(31,281)
Total comprehensive income for the period	R$ 8,299,798	R$ 9,713,540	R$ 3,492,250